Business Combination, AMCI Acquisition Corp (Details) - USD ($)		3 Months Ended				12 Months Ended
	Feb. 04, 2021	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Combination, Description [Abstract]
Common stock, shares authorized (in shares)		110,000,000				110,000,000	110,000,000
Common stock, par value (in dollars per share)		$ 0.0001				$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		1,000,000				1,000,000	1,000,000
Preferred stock, par value (in dollars per share)		$ 0.0001				$ 0.0001	$ 0.0001
Goodwill		$ 30,030,498				$ 30,030,498	$ 0
Business Combination to consolidated statements [Abstract]
Less non-cash warrant liability assumed		$ 6,909,723	$ 2,421,874	$ 3,645,835	$ 9,765,625	$ 22,743,057	$ 0
Consummation of Business Combination [Abstract]
Common stock, shares outstanding (in shares)		51,253,591				51,253,591	25,033,398
AMCI Acquisition Corp. [Member]
Business Combination, Description [Abstract]
Merger consideration	$ 250,000,000
Purchase price (in dollars per share)	$ 10.00
Authorized issuance of shares (in shares)	111,000,000
Common stock, shares authorized (in shares)	110,000,000
Common stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001
Goodwill	$ 0
Intangible assets	0
Business Combination to consolidated statements [Abstract]
Proceeds from issuance of common stock	93,310,599
Less transaction costs and advisory fees paid	(17,188,519)
Less non-cash warrant liability assumed	$ (33,116,321)
Consummation of Business Combination [Abstract]
Common stock, shares outstanding (in shares)		46,105,947				46,105,947
Less Redemption of AMCI shares (in shares)						(1,606)
AMCI Acquisition Corp. [Member] | Legacy [Member]
Consummation of Business Combination [Abstract]
Common stock, shares outstanding (in shares)		25,033,398				25,033,398
AMCI Acquisition Corp. [Member] | PIPE [Member]
Business Combination, Description [Abstract]
Purchase price (in dollars per share)	$ 10.00
Business Combination to consolidated statements [Abstract]
Proceeds from issuance of common stock	$ 65,000,118
Net Business Combination and PIPE financing	$ 108,005,877
Consummation of Business Combination [Abstract]
Common stock, shares outstanding (in shares)		21,072,549				21,072,549
Common stock, shares issued (in shares)						6,500,000
AMCI Acquisition Corp. [Member] | Class A Common Stock [Member]
Consummation of Business Combination [Abstract]
Common stock, shares outstanding (in shares)		9,061,136				9,061,136
AMCI Acquisition Corp. [Member] | Class B Common Stock [Member]
Consummation of Business Combination [Abstract]
Common stock, shares outstanding (in shares)		5,513,019				5,513,019